Discontinued Operations and Other Dispositions (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Dispositions [Abstract]
Disposal Groups, Including Discontinued Operations
The following table summarizes the major classes of line items included in income (loss) from discontinued operations, net of tax, for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Global Footprint Optimization			Ticket Monster			Total
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2016 (1)	2015	2014	2016	2015 (1)	2014	2016 (1)	2015 (1)	2014
Third-party and other revenue	$97,105	$122,384	$147,063	$—	$28,145	$126,528	$97,105	$150,529	$273,591
Direct revenue	32,634	42,316	36,414	—	39,065	23,037	32,634	81,381	59,451
Third-party and other cost of revenue	(21,697)	(30,837)	(29,854)	—	(13,958)	(38,827)	(21,697)	(44,795)	(68,681)
Direct cost of revenue	(31,792)	(36,608)	(33,875)	—	(38,031)	(26,861)	(31,792)	(74,639)	(60,736)
Marketing expense	(10,776)	(12,993)	(14,099)	—	(8,495)	(27,089)	(10,776)	(21,488)	(41,188)
Selling, general and administrative expense	(72,141)	(92,264)	(111,186)	—	(38,102)	(102,331)	(72,141)	(130,366)	(213,517)
Restructuring charges	(3,170)	(1,104)	—	—	—	—	(3,170)	(1,104)	—
Other income (expense), net	(4,818)	(2,953)	(1,795)	—	96	97	(4,818)	(2,857)	(1,698)
Loss from discontinued operations before gains on dispositions and provision for income taxes	(14,655)	(12,059)	(7,332)	—	(31,280)	(45,446)	(14,655)	(43,339)	(52,778)
Gains on dispositions	312	—	—	—	202,158	—	312	202,158	—
Provision for income taxes	(2,771)	(3,865)	(416)	—	(48,028)	—	(2,771)	(51,893)	(416)
Income (loss) from discontinued operations, net of tax	$(17,114)	$(15,924)	$(7,748)	$—	$122,850	$(45,446)	$(17,114)	$106,926	$(53,194)

(1)
The income (loss) from discontinued operations before gains on dispositions and provision for income taxes for the years ended December 31, 2016 and 2015 includes the results of each business through its respective disposition date.

The following table summarizes the carrying amounts of the major classes of assets and liabilities classified as discontinued operations in the consolidated balance sheets as of December 31, 2016 and 2015 (in thousands):

	December 31, 2016	December 31, 2015
Cash	$28,866	$29,055
Accounts receivable, net	15,386	16,533
Prepaid expenses and other current assets	18,994	26,140
Property, equipment and software, net	1,554	3,040
Goodwill	9,411	9,177
Deferred income taxes and other non-current assets	1,041	1,119
Assets of discontinued operations	$75,252	$85,064

Accounts payable	$722	$2,781
Accrued merchant and supplier payables	29,705	38,708
Accrued expenses and other current liabilities	16,625	18,923
Deferred income taxes	2,501	2,775
Other non-current liabilities	426	494
Liabilities of discontinued operations	$49,979	$63,681